Summary on Exchange Rates Applied (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
RMB:USD 6.3557 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	6.6995		6.3559
HKD:USD 7.7729 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	7.8473		7.7992
HKD:USD	7.8257	7.7653
RMB:USD [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RM:USD	4.4075		4.1765
HKD:USD	6.4783	6.4581